SUBSEQUENT EVENT (Details) - Subsequent Event $ in Thousands	Jan. 31, 2017 USD ($)
Schedule of Cost-method Investments [Line Items]
Equity interest	$ 14,000
Percentage of equity interest owned	9.50%